Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	317,630.00
Total Offset Amount	0.00
Net Fee	317,630.00
Narrative - Max Aggregate Offering Price	$ 2,300,000,000.00
Final Prospectus	true